ACQUISITION OF ACS (Details Textual) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2018	Feb. 28, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net assets acquired						$ 4,109
Payments to Acquire Businesses, Gross						2,000
Business Combination Fair Value Of Earn Out Consideration			$ 433	$ 378		$ 2,109
Goodwill			36,222	36,222
Business Acquisition Percentage Of Outstanding Shares Acquired						100.00%
Earn Out Payment Description						(a) 20% of the net revenues from ACS Products (the "ACS Revenues") after the first $2,000 of ACS Revenues up to an earn-out payment of $2,000, plus (b) an additional amount of 10% of ACS Revenues after the first $20,000 of ACS Revenues (the "ACS Earn-Out").
Net Income (Loss) Attributable to Parent, Total			13,493	4,030	$ 16,238
Revaluation of Fair Value of Earn Out Consideration [Member]
Net Income (Loss) Attributable to Parent, Total			$ (206)	118
ACTIVE COMMUNICATIONS EUROPE [Member]
Goodwill						$ 2,473
Business Combination, Deferred Payments Current						500
Business Combination, Deferred Payments Noncurrent						$ 500
Business Acquisition Deferred Payment Expenses				$ 198	$ 750
Deferred Revenue, Refund Payments	$ 500	$ 448